LEASES - Net investment in sales-type leases (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
LEASES
Gross lease receivables	₫ 396,415	$ 15,780,224	₫ 1,642,125
Received cash	(121,021)	(4,817,523)	(203,199)
Unearned interest income	(108,331)	(4,312,368)	(279,473)
Net investment in sales-type leases	167,063	6,650,332	1,159,453
Current net investment in sales-type lease	27,835	1,108,037	134,713
Non-current net investment in sales-type lease	₫ 139,228	$ 5,542,295	₫ 1,024,740